Geographic areas and major customers (Tables)	12 Months Ended
Dec. 31, 2021
Geographic areas and major customers [Abstract]
Sales by Geographic Region
	Year ended December 31
	2019	2020	2021
	US$ thousands

USA	76,081	64,503	88,556
North America - other	1,080	639	964
Israel	11,983	12,362	9,936
Europe	8,973	23,208	19,383
Asia-Pacific	7,123	6,686	9,621

	105,240	107,398	128,460

Sales to Single Customers Exceeding 10% of Sales
	Year ended December 31
	2019	2020	2021
	US$ thousands

Customer "A"	17,107	12,278	19,184
Customer "B"	11,030	4,225	10,145
Customer "C"	2,428	13,468	7,788
Customer "D"	-	13,328	7,689

Schedule of Locations of Company's Long Lived Assets - Property, Plant and Equipment
	Year ended December 31
	2020	2021
	US$ thousands

North America	1,081	1,014
Europe	189	340
Israel	12,753	11,987

	14,023	13,341